Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats that may result in adverse effects on the confidentiality, integrity, or availability of their information systems or any information residing therein.

We conduct risk assessments to identify cybersecurity threats in accordance with the Cybersecurity Law and Data Security Law of the PRC and our relevant procedures and policies. We conduct quarterly and monthly security inspections of, including but not limited to, network boundary security protection, wireless network security protection, network security protection and server inspection. If any existing or potential vulnerabilities, suspicious activities or potential risks are identified during the security inspection, the IT Department will scan the subject system and identify the particular network vulnerability, analyze the potential internal and external risks and review the sufficiency of existing policies, procedures and safeguards in place. The IT Department will implement remedial actions, including but not limited to, modifying, repairing or updating subject program or software, installing and maintaining safeguards, improving data classification, updating access control and encryption standards, amending existing procedures, policies or emergency response protocols and conducting security training.

As part of the overall risk management strategies, we also conduct cybersecurity trainings for our employees.

During the fiscal year ended September 30, 2025 and to the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us and our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats and have integrated these processes into our overall risk management systems and processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

During the fiscal year ended September 30, 2025 and to the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us and our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Governance

Our Chief Executive Officer and Chief Financial Officer will annually present to the Audit Committee and the Board of Directors about the Company’s and the PRC operating entities’ cybersecurity related risk assessments and management, including but not limited to, relevant internal rules and policies, assessment of potential cybersecurity threats or risks, improvements and prevention measures. In the event that the management discovers that a material cybersecurity incident occurs, the Chief Executive Officer and/or the Chief Financial Officer will timely report such incident to the Audit Committee and the Board of Directors, with respect to material aspects, including but not limited to, the nature, scope, timing, the remedial measures and risk mitigation processes taken by the Company and the PRC operating entitles, material impact to the Company and the PRC operating entities, and any prevention measures or improvements to be implemented. Our Audit Committee is responsible to discuss guidelines and policies governing the process in connection with the assessment and management of the Company’s exposure to risks. Our Board of Directors is responsible to (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company and the PRC operating entities, and the relevant disclosure issues, if any, presented by our Chief Executive Officer, Chief Financial Officer, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our Chief Executive Officer and Chief Financial Officer.

The PRC operating entities have adopted the Data Classification and Grading Rules for the purposes to achieve efficient data management and ensure the integrity, confidentiality and availability of data. The Information and Security Officer, together with IT Department, is responsible for the maintenance, amendment, and the interpretation of the Data Classification and Grading Rules and the review and identification of classification and grading of data. The head of each department is responsible for the management of data classification and grading within the department. The IT Department will annually review the implementation of data classification and grading among the different departments.

The PRC operating entities have also adopted the Cybersecurity Incident Response Policies and Rules (the “Cybersecurity Policies and Rules”), which regulates the discovery, reporting, response, recovery and prevention of cybersecurity incidents. The Cybersecurity Policies and Rules provides the guidance and procedures for various information security/data breach scenarios, including but not limited to, incident discovery and initial response, internal reporting, emergency response team establishment, event classification and priority determination, investigation and implementation of containment measures, repair and recovery, incident reporting and post-incident analysis and improvement, and regular internal training. The Cybersecurity Policies and Rules applies to cybersecurity incidents that occur among all the departments, employees and third-party service providers of PRC operating entities that use the company’s network, systems and data.

The Information and Security Officer are primarily responsible for building strategies of the IT infrastructures (including security matters), software and hardware management, security training and security monitoring of online operations, including those described in “Risk Management and Strategy” above.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Chief Executive Officer and Chief Financial Officer will annually present to the Audit Committee and the Board of Directors about the Company’s and the PRC operating entities’ cybersecurity related risk assessments and management, including but not limited to, relevant internal rules and policies, assessment of potential cybersecurity threats or risks, improvements and prevention measures.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors is responsible to (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company and the PRC operating entities, and the relevant disclosure issues, if any, presented by our Chief Executive Officer, Chief Financial Officer, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our Chief Executive Officer and Chief Financial Officer.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Information and Security Officer, together with IT Department, is responsible for the maintenance, amendment, and the interpretation of the Data Classification and Grading Rules and the review and identification of classification and grading of data.